Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Schedule of Product Warranty Provision

The following table provides detail of change in the Company's product warranty provision, which is a component of accrued liabilities on the consolidated balance sheets for the years ended December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
Balance at beginning of year	$312	$291
Increase due to acquisition during year	-	48
Increase due to warranty expense	108	284
Deductions for warranty charges	(215)	(308)
Change due to foreign currency translation	6	(3)
Balance at end of year	$211	$312

Schedule of Supplemental Disclosure of Cash Flow Information	Supplemental disclosure of cash flow information (in thousands):
	Year Ended December 31,
	2012	2011
Interest paid	$936	$728
Income taxes paid	952	1,328